Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
4
– STOCKHOLDERS’ EQUITY, STOCK OPTIONS AND WARRANTS

2018
Firm Commitment Public Offering

In
January 2018,
the Company completed a firm commitment underwritten public offering of
2,900,000
Units at an offering price of
$0.95
per Unit, with each Unit consisting of
one
share of the Company’s common stock and
0.3
of a Series E Warrant, with each whole Series E Warrant purchasing one
share of common stock at an exercise price of
$1.00
per whole share. The shares of Common Stock and Series E Warrants were immediately separable and were issued separately. Gross proceeds were approximately
$2,755,000,
before deducting expenses. The Company granted the underwriter a
45
-day option to purchase an additional (i) up to
290,000
additional shares of Common Stock at the public offering price per Unit less the price of the Series E Warrant included in the Units and less the underwriting discount and/or (ii) additional Series E Warrants to purchase up to
87,000
additional shares of common stock at a purchase price of
$0.001
per Series E Warrant to cover over-allotments, if any. On
February 21, 2018,
the underwriter exercised on
215,247
shares of common stock, par value
$0.01,
at
$0.9497
per share as described in the Underwriting Agreement. The Company received net proceeds of
$188,066
after deductions of
$16,354
representing the underwriter’s discount of
8%
of the purchase price of the shares.

Share Exchange Agreement With Helomics

On
January 11, 2018,
the Company entered into a share exchange agreement with Helomics Holding Corporation. Pursuant to the share exchange agreement, Helomics issued
2,500,000
shares of its Series A Preferred Stock in exchange for
1,100,000
shares of common stock. Under the share exchange agreement, in
March 2018
the Company converted
$500,000
in secured notes into another
5%
of Helomics’ outstanding shares, which resulted in the Company owning
25%
of Helomics outstanding stock. The secured notes are related to the Company’s previous loans of
$500,000
to Helomics. The
1,100,000
shares are being held in escrow by Corporate Stock Transfer, Inc. as escrow agent. While the Company’s shares are held in escrow, they will be voted as directed by the Company’s board of directors and management. The Company shares will be released to Helomics following a determination that Helomics’ revenues in any
12
-month period have been equal or greater than
$8,000,000.
The Helomics Preferred Stock issued to the Company is convertible into an aggregate of
20%
of the outstanding capital stock of Helomics. In addition, the terms of the Helomics Preferred Stock include certain protective provisions that require consent of the Company before Helomics may
take certain actions, including issuing preferred stock senior to the Helomics Preferred Stock or entering into fundamental corporate transactions. The Company also has certain anti-dilution protections and the right to receive dividends.

Merger Agreement with Helomics

On
June 28, 2018,
the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Helomics and certain other entities. On
October 26, 2018,
the Merger Agreement was amended and restated – see Note
9.
The Merger Agreement contemplated a reverse triangular merger with Helomics surviving the merger and becoming a wholly-owned operating subsidiary of the Company (the “Merger”). At the time of the Merger, all outstanding shares of Helomics stock not
already held by the Company were to be converted into the right to receive a proportionate share of
7.5
million shares of newly issued common stock in the Company (“Merger Shares”), in addition to the
1.1
million shares of the Company’s common stock already issued to Helomics for the Company’s initial
20%
ownership in Helomics. Additionally,
860,000
shares of the merger consideration were to be held in escrow for
18
months to satisfy indemnification claims. Helomics currently has outstanding
$7.6
million in promissory notes and warrants to purchase
18.7
million shares at an exercise price of
$1.00
per share of Helomics common stock held by the investors in the promissory notes. As a result of the Merger, the holders of said promissory notes and warrants would be entitled to additional warrants to purchase up to
5.0
million additional shares of Helomics common stock at an exercise price of
$1.00
per share. Helomics agreed to use commercially reasonable efforts to cause the holder of each such promissory note to enter into an agreement whereby such holder agrees that, effective upon the closing of the Merger, (a) all or a certain portion of the indebtedness evidenced by such promissory note shall be converted into common stock in the Company, (b) all of such holder’s Helomics’ warrants shall be converted into warrants of the Company, and (c) the unconverted portion of said indebtedness shall be converted into a promissory note issued by the Company dated as of the closing of the Merger. The Merger is expressly conditioned on the holders of at least
75%
of the
$7.6
million in outstanding Helomics promissory notes agreeing to such an exchange (and the parties contemplate that each Helomics warrant will be exchanged for a Company warrant at a ratio of
0.6
Precision warrants for each Helomics warrant, with an exercise price of
$1.00
per share. If all holders of such notes agreed to the exchange with respect to the full balance of the notes, such holders would receive an aggregate estimated
23.7
million shares of the Company’s common stock and warrants to purchase an additional
14.2
million shares of the Company’s common stock at
$1.00
per share. In addition, Helomics currently has
995,000
warrants held by other parties at an exercise price of
$0.01
per share of Helomics common stock. It is contemplated that these warrants will be exchanged at the time of the closing of the Merger for warrants to purchase
597,000
shares of Precision common stock at
$0.01
per share.

Under the Merger Agreement, completion of the Merger is subject to customary closing conditions including the approval of the Merger by the stockholders of both companies and other conditions. The Merger Agreement likewise contains customary representations, warranties and covenants, including covenants obligating each of the Company and Helomics to continue to conduct their respective businesses in the ordinary course, and to provide reasonable access to each other’s information. Finally, the Merger Agreement contains certain termination rights in favor of each of the Company and Helomics.

On
July 10
and
11,
2018,
the Company issued
250,000
shares of common stock, par value
$0.01,
at
$1.18
per share for consulting fees pursuant to the TumorGenesis license fees contract, and
750,000
shares of common stock, par value
$0.01,
at
$1.17
per share, in escrow, for TumorGenesis license fees pursuant to the TumorGenesis license fees contract.

Increases in Authorized Shares

At a special meeting of the stockholders on
January 29, 2017,
the stockholders approved a proposal to increase the number of authorized shares of common stock from
8,000,000
shares to
24,000,000
shares of common stock under the Company’s certificate of incorporation.

At the annual meeting on
December 28, 2017,
the stockholders approved a proposal to increase the number of authorized shares of common stock from
24,000,000
to
50,000,000
shares of common stock,
$0.01
par value. The amendment to the certificate of incorporation to affect this increase was filed on
January 2, 2018.

Equity Incentive Plan

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three
years. Options under this plan have terms ranging from
three
to
ten
years.

Accounting for share-based payment

The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the expected dividend rate, the risk-free interest rate, and forfeiture taken at occurrence. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has
no
significant public trading history, and the Company has experienced no
significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of
2
to
7
years of
15
small-cap medical companies traded on major exchanges and
10
mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no
first
-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.

On
January 15, 2018,
the Company issued inducement stock options in accordance with NASDAQ listing rule for
50,000
shares of common stock, par value
$0.01
at
$0.97
per share to the Company’s newly hired International Vice President of Sales. The options will vest in four
equal increments: on the first, second,
third
and
fourth
quarters of the hiring date anniversary.

On
March 12, 2018,
the Company issued inducement stock options in accordance with NASDAQ rule for
111,112
shares of common stock, par value
$0.01
at
$1.35
per share to the Company’s newly hired Vice President of Sales and Marketing. The options will vest in four
equal increments: on the first, second,
third
and
fourth
quarters of the hiring date anniversary.

For grants of stock option and warrants in
2018
the Company used
2.33%
to
3.05%
risk free interest rate,
0%
dividend rate,
59%
to
66%
volatility and estimated terms of
5
to
10
years. Value computed using these assumptions ranged from
$0.4816
to
$1.0044
per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Issued	2,612,070	1.45	1,082,946	1.49
Expired	(12,730)	10.39	(2,790)	281.46
Exercised	-	-	-	-

Outstanding at December 31, 2017	2,764,983	$2.00	1,951,257	$23.74

Issued	836,950	1.12	2,028,776	1.08
Expired	(153,048)	2.00	(10,706)	199.55
Exercised	-	-	(650,062)	1.00

Outstanding at September 30, 2018	3,448,885	$1.78	3,319,265	$4.55

At
September 30, 2018,
2,522,848
stock options are fully vested and currently exercisable with a weighted average exercise price of
$1.93
and a weighted average remaining term of
9.01
years. There are
2,247,489
warrants that are fully vested and exercisable. Stock-based compensation recognized for the nine
months ended
September 2018
and
September 2017
was
$800,322
and $(
7,908
), respectively. The Company has
$930,349
of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over the next
21
months.

The following summarizes the status of options and warrants outstanding at
September 30, 2018:

Range of Prices	Shares	Weighted Remaining Life
Options
$0.91	10,000	9.55
$0.965	3,000	9.63
$0.97	191,753	9.27
$1.01	149,110	9.38
$1.06	23,585	10.00
$1.10	86,958	9.71
$1.13	195,931	9.80
$1.15	21,740	9.84
$1.16	66,451	9.84
$1.18	30,000	9.86
$1.20	41,668	9.84
$1.21	30,000	9.86
$1.35	111,112	9.45
$1.454	17,200	9.01
$1.47	2,347,308	8.73
$2.10	14,286	8.50
$2.25	293	7.90
$2.42	20,640	7.84
$2.80	57,145	8.26
$3.75	3,998	5.24
$4.125	3,636	8.01
$4.1975	7,147	7.97
$4.25	3,529	7.50
$5.125	3,902	7.94
$65.75	190	7.06
$73.50	1,157	7.26
$77.50	2,323	6.75
$80.25	187	7.01
$86.25	232	6.50
$131.25	81	3.94
$148.125	928	4.47
$150.00	1,760	3.88

$162.50	123	6.26
$206.25	121	6.01
$248.4375	121	4.79
$262.50	130	4.79
$281.25	529	4.30
$318.75	3	4.60
$346.875	72	5.50
$431.25	306	5.44
$506.25	188	5.25
$596.25	42	5.00

	3,448,885

Warrants
$1.00	1,063,935	4.60
$1.07	697,946	4.10
$1.155	1,071,776	5.00
$2.25	385,000	3.32
$123.75	94,084	1.92
$243.75	2,529	0.84
$309.375	2,850	0.86
$309.50	222	1.10
$506.25	59	0.38
$609.375	862	0.34
	3,319,265

At the annual meeting on
December 28, 2017,
the stockholders approved an amendment to the Company’s
2012
Plan to (i) increase the reserve of shares of common stock authorized for issuance thereunder to
5,000,000,
(ii) increase certain threshold limits for grants, and (iii) to re-approve the performance goals thereunder. As described in the Company’s definitive proxy statement filed with the SEC on
December 4, 2017,
amendments to the
2012
Plan were considered at the
2016
annual meeting on
July 28, 2016
but were
not
approved by the required vote. For options to purchase approximately
2.5
million shares granted after the
2016
annual meeting, the grantees agreed
not
to exercise the options prior to further stockholder approval of an increase in the reserve under the
2012
Plan. As a result of the stockholder approval of the amendments at the
2017
annual meeting, these restrictions on exercise were removed on
December 28, 2017.
Due to the removal of this restriction on exercise, the Company recognized a non-cash charge for compensation expense of approximately
$1.9
million in the
fourth
quarter of
2017.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of
September 30, 2018
by year of grant:

Stock Options:
Year	Shares	Price
2011	173		$281.25
2012	1,841	131.25	–	150.00
2013	1,553	148.13	–	596.25
2014	836	162.50	–	431.25
2015	4,088	65.75	–	86.25
2016	100,292	2.25	–	5.13
2017	2,503,152	1.01	-	2.10
2018	836,950	0.91	-	1.35
Total	3,448,885	$0.91	–	$596.25

Warrants:
Year	Shares	Price
2014	6,455	$243.75	–	$609.38
2015	94,151	0.00	–	243.75
2016	252,333		1.00
2017	1,082,946	1.07	-	2.25
2018	1,883,380	1.00	-	1.155
Total	3,319,265	$0.00	–	$609.38

NOTE
3
– STOCKHOLDERS’ EQUITY (DEFICIT), STOCK OPTIONS AND WARRANTS

2015
Public Offering of Units

On
August 31, 2015 (
the “Issuance Date”), the Company completed a public offering (the “Offering”) of
1,666,667
Units (the “Units”) as described below. The public offering price in the Offering was
$9.00
per Unit, and the purchase price for the underwriter of the Offering (the “Underwriter”) was
$8.28
per Unit, resulting in an underwriting discount and commission of
$0.72
(or
8.00%
) per Unit and total net proceeds to the Company before expenses of
$13.8
million. The Company had granted the Underwriter an option for a period of
45
days to purchase up to an additional
250,000
Units solely to cover over-allotments. The Underwriter chose not
to purchase any additional Units under the over-allotment option. The Company paid to the Underwriter a non-accountable expense allowance equal to
1%
of the gross proceeds of the Offering and agreed to reimburse expenses incurred by the Underwriter up to
$70,000.

On
August 31, 2015,
as a result of the communication of the Offering and the issuance of the
228,343
Exchange Units in the Unit Exchange described below, the Company issued a total of
1,895,010
Units, comprised of a total of aggregate of
75,801
shares of Common Stock,
1,895,010
shares of Series B Preferred Stock and
7,580,040
Series A Warrants.

Each Unit consisted of
one
share of common stock, par value
$0.01
per share (the “Common Stock”),
one
share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) and
four
Series A Warrants. The shares of Common Stock, the shares of Series B Preferred Stock and the Series A Warrants that comprise the Units automatically separated on
February
29,
2016.

For a description of the terms of the Series B Convertible Preferred Stock included within the Units, see “Certificate of Designation for Series B Preferred Stock” below. For a description of the terms of the Series A Warrants included within the Units, see “Series A Warrants” below.

Series A Warrants
. The Series A Warrants separated from the Series B Convertible Preferred Stock and the Common Stock included within the Units as described above and are currently exercisable. The Series A Warrants will terminate on
August 31, 2020.
Each Series A Warrant is exercisable into
one
share of Common Stock at an initial cash exercise price of
$123.75
per share. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

Holders
may
exercise Series A Warrants by paying the exercise price in cash or, in lieu of payment of the exercise price in cash, by electing to receive a number of shares of Common Stock equal to the Black Scholes Value (as defined below) based upon the number of shares the holder elects to exercise. The number of shares of Common Stock to be delivered will be determined according to the following formula, referred to as the “Cashless Exercise.”

Total Shares = (A
x
B) / C

Where:

☐	Total Shares is the number of shares of Common Stock to be issued upon a Cashless Exercise.

☐	A is the total number of shares with respect to which the Series A Warrant is then being exercised.

☐	B is the Black Scholes Value (as defined below).

☐
C is the closing bid price of the Common Stock as of
two
trading days prior to the time of such exercise, provided that in no
event
may
“C” be less than
$0.43
per share (subject to appropriate adjustment in the event of stock dividends, stock splits or similar events affecting the Common Stock).

The Black Scholes Value (as defined above) as of
September 30, 2016
was
$4.319,
and the closing bid price of Common Stock as of
September 30, 2016,
was
$4.125.
Therefore, an exercise on that date would have resulted in the issuance of
.40
shares of Common Stock for each Series A Warrant. Approximately
6,141,115
Series A Warrants have been exercised in cashless exercises as of
September 30, 2016,
resulting in the issuance of
2,318,663
shares of Common Stock. If all of the remaining
35,084
Series A Warrants that were issued as part of the Units sold in the Offering and part of the Units issued on
August 31, 2015
were exercised pursuant to a cashless exercise and the closing bid price of our common stock as of the two
trading days prior to the time of such exercise was
$0.43
per share or less and the Black Scholes Value were
$4.319
(the Black Scholes Value as of
September 30, 2016),
then a total of approximately
564
shares of our common stock would be issued to the holders of such Series A Warrants.

The Series A Warrants will
not
be exercisable or exchangeable by the holder of such warrants to the extent (and only to the extent) that the holder or any of its affiliates would beneficially own in excess of
4.99%
of the common stock of the Company, determined in accordance with Section
13
(d) of the Securities Exchange Act of
1934,
as amended, and the regulations promulgated thereunder.

In addition to (but
not
duplicative of) the adjustments to the exercise price and the number of shares of Common Stock issuable upon exercise of the Series A Warrants in the event of stock dividends, stock splits, reorganizations or similar events, the Series A Warrants provide for certain adjustments if the Company, at any time prior to the three
year anniversary of the Issuance Date, (
1
) declares or makes any dividend or other distribution of its assets (or rights to acquire its assets) to all or substantially all of the holders of shares of Common Stock at any time after the Issuance Date, or (
2
) grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of shares of Common Stock. Further, if at any time a Series A Warrant is outstanding, the Company consummates any fundamental transaction, as described in the Series A Warrants and generally including any consolidation or merger into another corporation, or the sale of all or substantially all of our assets, or other transaction in which the Common Stock is converted into or exchanged for other securities or other consideration, the holder of any Series A Warrants will thereafter receive, the securities or other consideration to which a holder or the number of shares of Common Stock then deliverable upon the exercise or exchange of such Series A Warrants would have been entitled upon such consolidation or merger or other transaction.

Unit Purchase Option

The Company, in connection with the Offering, entered into a Unit Purchase Option Agreement, dated as of
August 31, 2015 (
the “Unit Purchase Option”), pursuant to which the Company granted the Underwriter the right to purchase from the Company up to a number of Units equal to
5%
of the Units sold in the Offering (or up to
83,333
Units) at an exercise price equal to
125%
of the public offering price of the Units in the Offering, or
$11.25
per Unit. The Unit Purchase Option was terminated in
May 2016
in exchange for
135,995
shares of common stock.

Series B Preferred Stock

Each share of Series B Preferred Stock is convertible into
one
share of Common Stock (subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events) on the six
-month anniversary of the Issuance Date or on the date of an Early Separation. In addition, the Series B Preferred Stock will automatically convert into shares of common stock upon the occurrence of a fundamental transaction, as described in the certificate of designations for the Series B Preferred Stock but including mergers, sales of the company’s assets, changes in control and similar transactions. The Series B Preferred Stock is not
convertible by the holder of such preferred stock to the extent (and only to the extent that the holder or any of its affiliates would beneficially own in excess of
4.99%
of the common stock of the Company. The Series B Preferred Stock has no
voting rights, except for the right to approve certain amendments to the certificate of designations or similar actions. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series B Preferred Stock shall rank equal to the common stock of the Company.
No
sinking fund has been established for the retirement or redemption of the Series B Preferred Stock.

Unit Exchange

On
February 4, 2014,
the Company raised
$2,055,000
in gross proceeds from a private placement of
20,550
shares of Series A Convertible Preferred Stock, par value
$0.01,
with a stated value of
$100
per share (the “Series A Preferred Shares”) and warrants to purchase shares of the Company’s common stock. The Series A Preferred Shares and warrants were sold to investors pursuant to a Securities Purchase Agreement, dated as of
February 4, 2014.
On
August 31, 2015,
the Company issued a total of
228,343
Units (the “Exchange Units”) in exchange for the outstanding Series A Preferred Stock which were then cancelled pursuant to an agreement with the holders of the Series A Preferred Shares. The warrants that were issued in connection with the issuance of the Series A Preferred Shares remained outstanding; however, the warrant amounts were reduced so that the warrants are exercisable into an aggregate of
3,391
shares of the Company’s common stock. The Exchange Units were exempt from registration under Section
3
(a)(
9
) of the Securities Act. On
August 31, 2015,
the Company filed a termination certificate with the Delaware Secretary of State. Following that date there were no
shares of Series A Preferred Stock outstanding, and the previously authorized shares of Series A Preferred Stock resumed the status of authorized but unissued and undesignated shares of preferred stock of the Company.

Redemption of Convertible Notes

In connection with the closing of the Offering,
$933,074
aggregate principal amount of Convertible Notes plus interest and a
40%
redeemable premium were redeemed for total payments of
$1,548,792.
See Note
4.
Of this amount, approximately
$167,031
was paid to its affiliates in redemption of their Convertible Notes.

Registered Exchange Offer for Warrants

On
March 25, 2016,
the Company commenced a registered exchange offer (the “Exchange Offer”) to exchange Series B Warrants (the “Series B Warrants”) to purchase shares of our common stock, par value
$0.01
per share (the “Warrant Shares”), for up to an aggregate of
3,157,186
outstanding Series A Warrants (the “Series A Warrants”). On
March 31, 2016,
each Series A Warrant could be exercised on a cashless basis for
10.05
shares of common stock. Each Series B Warrant
may
be exercised on a cashless basis for
one
share of common stock. For each outstanding Series A Warrant tendered by holders, we offered to issue
10.2
Series B Warrants, which are subject to cashless exercise at a fixed rate of one
share of common stock per Series B Warrant (subject to further adjustment for stock splits, etc.). The Exchange Offer expired at midnight, Eastern time, on
April 21, 2016.
1,770,556
Series A Warrants were tendered by holders. The Company delivered an aggregate of
18,059,671
Series B Warrants pursuant to the terms of the Exchange Offer. In addition, between
March 31, 2016
and
July 6, 2016
1,251,510
Series A Warrants were exercised in cashless exercises, resulting in the issuance of
20,122
shares of common stock.

2016
Registered Direct Offering

On
November 29, 2016,
the Company closed a registered direct offering for gross proceeds of
$1,983,337.
The offering consisted of
756,999
shares of common stock priced at
$2.62
per share and
five
-year warrants for
756,999
shares of common stock that become exercisable in
six
months, with a strike price of
$4.46
per share. The net proceeds from the sale of the securities, after deducting placement agent fees and related offering expenses, was
$1,739,770.

2017
Firm Commitment Public Offering

On
January 19, 2017
the Company closed a firm commitment public offering for
1,750,000
Units at
$2.25
per Unit. The Units comprised
one
share of Common Stock and
0.2
Series D Warrants with each whole Series D Warrant purchasing one
share of our Common Stock at an exercise price of
$2.25
per share. We received gross proceeds of
$3,937,500.
Subsequently the underwriter exercised over-allotment for
175,000
shares of common stock and for Series D warrants to purchase
35,000
shares of common stock at
$0.01
per warrant. The Company received net proceeds from the over-allotment of
$358,312.

2017
Private Placement

On
November 30, 2017,
the Company closed a private placement of a newly created series of preferred stock designated as “Series C Convertible Preferred Stock” with a New York based Family Office. Pursuant to the Securities Purchase Agreement, the investor purchased
1,213,819
shares of Series C stock at a purchase price of
$1.071
per Series C Share, together with a warrant to purchase up to
606,910
shares of common stock. The warrant has an exercise price of
$1.26
per share, subject to adjustment, has a
five
and
one
-half year term and is exercisable commencing
six
months following the date of issuance. Total gross proceeds to Skyline were
$1,300,000
before deducting expenses and will be used for general working capital. In connection with the Offering and pursuant to a registration rights agreement, the Company has agreed to file a “resale” registration statement covering all of the shares of common stock issuable upon conversion of the warrant. Pursuant to the Securities Purchase agreement, and as of this filing date, all the Preferred Series C shares were converted at a conversion rate of
1.167
to a maximum of
1,250,269
shares of common stock. The remaining
142,466
shares of Preferred Series C stock were cancelled with a redemption payment to the holder for
$189,285.

Equity Incentive Plan

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three
years. Options under this plan have terms ranging from
three
to
ten
years.

Accounting for share-based payment

The Company has adopted ASC
718
-
Compensation-Stock Compensation
("ASC
718"
). Under ASC
718
stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after
January 1, 2006
and unvested awards outstanding at
January 1, 2006.
Compensation costs for unvested stock options and non-vested awards that were outstanding at
January 1, 2006,
are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not
retroactively restated.

ASC
718
requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has
no
significant public trading history, and the Company has experienced no
significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of
2
to
7
years of
15
small-cap medical companies traded on major exchanges and
10
mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no
first
-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.

On
July 1, 2016,
the Company issued inducement stock options in accordance with NASDAQ listing rule for
40,000
shares of common stock, par value
$0.01
at
$3.75
per share to the Company’s newly hired Vice President of Sales. The options will vest in six
equal increments: on the first, second, third, fourth,
fifth
and
sixth
quarters of the hiring date anniversary.

On
October 4, 2016,
the Company issued
400,000
shares of common stock, par value
$0.01,
to be held in escrow in connection with the Company’s Partnership and Exclusive Reseller Agreement with GLG Pharma, LLC.

For grants of stock options and warrants in
2016
the Company used a
1.46%
to
2.45%
risk free interest rate,
0%
dividend rate,
59%
to
66%
volatility and estimated terms of
5
to
10
years. Value computed using these assumptions ranged from
$1.6329
to
$3.7195
per share.

On
April 19, 2017,
the Company terminated the Company’s Partnership and Exclusive Reseller Agreement with GLG Pharma, LLC and thereby received
400,000
shares of common stock, par value
$0.01,
from escrow.

For grants of stock options and warrants in
2017
the Company used a
1.92%
to
2.40%
risk free interest rate,
0%
dividend rate,
59%
to
66%
volatility and estimated terms of
5
to
10
years. Value computed using these assumptions ranged from
$0.6541
to
$1.5489
per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	157,982	3.14	1,487,881	0.71
Expired	(22,377)	122.13	-	-
Exercised	(1,312)	65.75	(939,879)	-

Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Issued	2,612,070	1.45	1,082,946	1.49
Expired	(12,730)	10.39	(2,790)	281.46
Exercised	-	-	-	-

Outstanding at December 31, 2017	2,764,983	$2.00	1,951,257	$23.74

At
December 31, 2017,
1,728,264
stock options are fully vested and currently exercisable with a weighted average exercise price of
$2.29
and a weighted average remaining term of
9.45
years. There are
1,253,311
warrants that are fully vested and exercisable. Stock-based compensation recognized in
2017
and
2016
was
$1,892,159
and
$165,271,
respectively. The Company has
$1,139,172
of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over the next
24
months.

The following summarizes the status of options and warrants outstanding at
December 31, 2017:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$1.01	124,358	10.00
$1.454	17,200	9.75
$1.47	2,456,226	9.48
$2.10	14,286	9.25
$2.25	293	8.65
$2.42	24,768	8.38
$2.80	57,145	9.01
$3.75	44,000	8.50
$4.125	3,636	8.75
$4.1975	7,147	8.72
$4.25	3,529	8.25
$5.125	3,902	8.69
$65.75	190	7.40
$73.50	1,157	8.01
$77.50	2,323	7.50
$80.25	187	7.75
$86.25	232	7.25
$131.25	81	4.69
$148.125	928	5.21
$150.00	1,760	4.63
$162.50	123	7.01
$206.25	121	6.75
$248.4375	121	5.54
$262.50	130	5.54
$281.25	529	5.04
$318.75	3	5.35
$346.875	72	6.25
$431.25	306	6.19
$506.25	188	6.00
$596.25	42	5.75
Total	2,764,983

Warrants
	$1.07	697,946	4.85
	$2.25	385,000	4.06
	$4.46	756,999	3.92
	$93.75	2,255	0.19
	$123.75	94,084	2.67
	$150.00	4,114	0.20
	$225.00	107	0.07
	$243.75	2,529	1.59
	$281.25	3,107	0.14
	$309.375	2,850	1.61
	$309.50	222	1.85
	$337.50	178	0.46
	$371.25	944	0.41
	$506.25	59	1.12
	$609.375	862	1.09
Total		1,951,257

Stock options and warrants expire on various dates from
January 2018
to
December 2027.

At a special meeting of stockholders held on
September 15, 2016,
the Company’s stockholders (i) approved an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock from
100,000,000
to
200,000,000
(before the reverse stock split described in the following sentence). (ii) approved an amendment to the Company’s certificate of incorporation to affect a reverse stock split of the outstanding shares of its common stock within certain limits. On
September 16, 2016,
the Company filed a Certificate of Amendment to its Certificate of Incorporation to affect the increase in the authorized capital stock. On
October 26, 2016,
the Company filed a Certificate of Amendment to its Certificate of Incorporation to affect a reverse stock split of the outstanding shares of its common stock at a ratio of one
-for-
twenty-five
(
1:25
), and a proportionate decrease of the authorized common stock from
200,000,000
shares to
8,000,000
shares. The reverse stock split took effect at
5:00
p.m. New York time on
October 27, 2016,
and the Company’s common stock commenced trading on a post-split basis on
October 28, 2016.
The Company’s board of directors has determined that the Company may
require additional authorized shares for anticipated equity financings, future equity offerings, strategic acquisition opportunities, and the continued issuance of equity awards under our stock incentive plan to recruit and retain key employees, and for other proper corporate purposes. As a result, the board of directors called another special meeting of the stockholders that took place on
January 29, 2017.
The vote, a proposal to increase the number of authorized shares of common stock from
8,000,000
shares to
24,000,000
shares of common stock under the Company’s certificate of incorporation passed. On
December 28, 2017,
the Company held its annual meeting. Pursuant to the meeting on
January 2, 2018,
the Certificate of Incorporation of the Company was amended to increase the number of authorized shares of common stock from
24,000,000
to
50,000,000
shares of common stock,
$0.01
par value. Additionally, the stockholders approved an amendment to the Company’s
2012
Plan to (i) increase the reserve of shares of Common Stock authorized for issuance thereunder to
5,000,000,
(ii) to increase certain threshold limits for grants, and (iii) to re-approve the performance goals thereunder. Pursuant to the annual meeting and the aforementioned approvals, and as explained in the Company’s definitive proxy statement filed with the SEC on
December 4, 2017,
amendments to the
2012
Plan were considered at the
2016
annual meeting but were
not
approved by the required vote. For options to purchase approximately
2.5
million shares granted after the
2016
annual meeting, the grantees agreed
not
to exercise the options prior to further stockholder approval of an increase in the reserve under the
2012
Plan. As a result of the stockholder approval of the amendments at the
2017
annual meeting, these restrictions on exercise were removed on
December 28, 2017.
Due to the removal of this restriction on exercise, the Company recognized a non-cash charge for compensation expense of approximately
$1.9
million in the
fourth
quarter of
2017.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of
December 31, 2017
by year of grant:

Stock Options:
Year	Shares	Price
2011	173		281.25
2012	1,841	131.25	–	150.00
2013	1,553	148.13	–	596.25
2014	835	162.50	–	431.25
2015	4,088	65.75	–	86.25
2016	144,423	2.25	–	5.13
2017	2,612,070	1.01	–	2.10
Total	2,764,983	$1.01	–	596.25

Warrants:
Year	Shares	Price
2013	10,705	93.75	–	371.25
2014	6,455	243.75	–	609.38
2015	94,152	0.00	–	243.75
2016	756,999		4.46
2017	1,082,946	1.07	–	2.25
Total	1,951,257	$0.00	–	609.38